Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

On April 7, 2016, the Company entered into a consulting agreement with AFH pursuant to which the Company engaged AFH for an initial term of three months to provide certain consulting services to the Company effective April 5, 2016. Under the consulting agreement, AFH is to receive an up-front retainer of $100,000 and $33,333.33 per month for three months.

13. Subsequent Events

Effective January 8, 2016 (the “Effective Date”), the “Company entered into separate Professional Services Agreements (each an “Agreement” and, collectively, the “Agreements”) with each of Dr. Bessie (Chia) Soo, Dr. Kang (Eric) Ting, and Dr. Benjamin Wu (each, an “Advisor” and, collectively, the “Advisors”). Pursuant to each of the Agreements, each Advisor has agreed to provide certain services to the Company, including providing strategic advice and strategic introductions to the Company’s management team as well as specific services set forth on an Exhibit to each Agreement. The Agreements are substantially identical. In consideration for the services to be rendered under the applicable Agreement, each Advisor is granted 10-year stock options (the “Options”) to purchase 1,800,364 shares of the Company’s common stock corresponding to 4% of the Company’s outstanding common stock, on a fully diluted basis, at an exercise price of $1.59 per share. The shares subject to the Option will vest 25% on each of the first, second and third anniversary of the effective date and 12.5% on each of the fourth and fifth anniversary of the Effective Date. The options fully vest on a change of control of the Company (as defined in the Agreement) if the Company terminates the Agreement without cause or the Advisor terminates the Agreement with cause. Additionally, beginning January 1, 2017, the Company will pay each Advisor an annual consulting fee of $200,000 in cash or, at the option of the Company, in shares of its common stock valued as provided in the Agreement.

Dr. Soo and Dr. Wu are directors of the Company, and Dr. Ting is on the Company’s Scientific Advisory Board. Each of the Advisors were involved in the founding of the Company.

Pursuant to a letter agreement dated February 10, 2016, the Company agreed to issue a total of 1,260,255 shares of common stock of the Company to AFH. The Letter Agreement was entered into in connection with the AFH/MTF Agreement under which AFH and its affiliated entities, individuals or assignees (“AFH Group”) were entitled to 10% of the outstanding shares of common stock of the Company on a fully diluted basis (the “Share Adjustment”) after giving effect to an anticipated private placement of between $8,000,000 and $10,000,000 (the “PIPE”). In the Letter Agreement, the Company recognized that, at the time the AFH/MTF Agreement was entered into, it was not anticipated that certain events in addition to the PIPE would dilute directly or indirectly the interest of AFH Group as stockholders of the Company, including the Ninth Amendment to the UCLA License Agreement and the issuance of the Company’s Common Shares pursuant to the Professional Services Agreement with each of Dr. Chia Soo, Dr. Ben Wu, and Dr. Eric Ting discussed above. Accordingly, the Company agreed to issue the 1,260,255 shares in connection with the Share Adjustment.

On February 22, 2016, the Company entered into share purchase agreements, pursuant to which the Company sold an aggregate of 1,219,511 shares of common stock of the Company at a price per share equal to $2.05 for gross proceeds of $2.5 million.

On February 24, 2016, the Company issued a convertible promissory note in the amount of $2,000,000 to Hankey Capital. The Convertible Note matures on February 23, 2019 (the “Maturity Date”) and bears interest at an annual rate of interest at the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in its sole discretion, to convert the Convertible Note into shares of the Company’s common stock (the “Conversion Shares”), at a conversion rate equal to $1.58 per share. The Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50%. The number of Collateral Shares will be adjusted on a yearly basis. The Convertible Note is further secured by all of the Company’s personal property, including collateral assignments of all the Company’s license agreements and the Option Agreement. The principal amount of the loan is prepayable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital will return Collateral Shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all Collateral Shares will be returned and cancelled. Hankey Capital will also return Collateral Shares under the same terms in case of partial or full conversion of the Convertible Note. In connection with the Convertible Note to Hankey Capital, on February 24, 2016 the Company issued 2,531,646 common shares as collateral. In connection with the Convertible Note, on February 24, 2016, the Company issued a warrant to Hankey Capital for 1,463,415 shares of Common Stock at an exercise price per share of $2.05. The Warrant will expire on February 23, 2021. The Note and Warrant contain provisions limiting the exercise/conversion thereof.

In connection with the financing with Hankey Capital, Hankey Capital exercised warrants to purchase an aggregate of 791,139 shares resulting in gross proceeds to the Company of $1,250,000, and the parties agreed to extend the maturity date of the first two convertible secured notes to December 31, 2019 and fix the conversion rate to $1.58. The Company also agreed to extend the term of all outstanding warrants to five years from issuance.

On February 24, 2016 the Company entered into an Option Agreement for the Distribution and Supply of Sygnal™ demineralized bone matrix (“Sygnal”) with MTF pursuant to which:

a. MTF grants to the Company the exclusive right and option (the “Option”) to distribute Sygnal upon the critical terms as described in the Option Agreement (the “Option Rights”). The Company will exercise the Option, if at all, by providing written notice to MTF of its intent to do so. During the term of the Option, MTF will not enter into any agreements with any third parties which include the transfer by MTF of the Option Rights.

b. Upon the exercising of the Option, the Company will grant to MTF 700,000 shares of common stock in the Company.

c. Within 30 days of exercising the Option, MTF will provide the Company with a written proposal of a Definitive Agreement that includes, inter alia, the Critical Terms and those other commercially reasonable terms as agreed upon by the parties. The parties will fully negotiate in good faith all of the terms of the Definitive Agreement, and any ancillary agreements thereto consistent with the Critical Terms.

d. In the event the Company does not exercise the Option within the Term of the Option Agreement, MTF will be free to enter into any other agreement relating to the Option Rights as it deems appropriate without liability to the Company.

Sygnal is a bone void filler contouring allograft bone that has the inorganic mineral removed, leaving behind the organic “collagen” matrix.

On March 14, 2016, the Company and William Jay Treat entered into a Separation Agreement (the “Separation Agreement”) pursuant to which Dr. Treat resigned as the Company’s Chief Technology Officer effective March 1, 2016. Under the Separation Agreement, the Company agreed to pay Dr. Treat’s current base salary (at the rate of $300,000, when annualized) in installments corresponding to the regular pay periods of the Company and transition expenses of $2,500. Additionally, the Company granted to Dr. Treat fully vested stock options to purchase 54,000 shares of the Company’s common stock at an exercise price of $2.05 per share exercisable through February 16, 2021, and extended the term for the exercise of Dr. Treat’s existing stock options (for 799,414 shares) until February 16, 2021.

The Company has evaluated subsequent events through March 21, 2016, the date which the consolidated financial statements were available to be issued. There were no additional subsequent events noted that would require adjustment to or disclosure in these consolidated financial statements.